Putnam
Tax-Free
Insured
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "With the municipal bond curve steepening, we anticipate finding new opportunities on the long end of the yield curve."

                                 -- Richard P. Wyke, manager
                                    Putnam Tax-Free Insured Fund

* "We're at historical highs in terms of muni yields relative to Treasuries. They represent an unprecedented bargain and opportunity."

                                 -- Money, Year-End 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

20 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Investors seeking tax-free income from municipal bonds have not seen such a favorable yield environment relative to taxable bonds in more than a decade. The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher.

Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made tax-exempt bonds unusually attractive for U.S. investors.

In the following report from Putnam Tax-Free Insured Fund's manager, Richard Wyke, you will find more discussion of these developments and other aspects of the fund's performance during the semiannual period that ended on January 31, 1999. He also offers his views on prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Manager
Richard P. Wyke

Tax-free municipal bonds typically receive increased investor attention each year as April 15 approaches. Yet municipal bonds have offered special value to investors since last fall, when a rare convergence of factors made them historically attractive relative to comparable taxable bonds. Putnam Tax-Free Insured Fund parlayed some of this momentum to its advantage, with class A shares gaining 4.15% at net asset value, but losing -0.81% at public offering price for the six months ended January 31, 1999.

These returns were lower than the 4.67% return posted by the Lehman Brothers Municipal Bond Index for the same period. The fund's more conservative, slightly shorter duration relative to this benchmark limited its potential when the bond market rallied in November and December. More performance information can be found on pages 9 and 10.

* MUNICIPAL MARKET REMAINS CALM RELATIVE TO OTHER FIXED-INCOME SECTORS

For much of the period, municipal bond yields were extremely close or equal to Treasury yields, making them an exceptional investment choice for U.S. investors. A narrow yield differential between tax-free bonds and comparable taxable bonds suggests municipal bonds are relatively cheap in relation to Treasuries. This ratio has been in the 84% to 87% range for most of the 1990's, compared with ratios over 90% at the end of the period.

This narrow yield differential came about after a series of international events this fall that triggered considerable stock market volatility and bond market rallies. Investors began a flight to quality -- selling investments with virtually any element of risk and rushing for the safety of U.S. Treasury bonds. This buying drove up the prices of Treasuries while pushing down their yields.

The yield relationship of Treasury bonds to municipal securities contributed to a decline in the supply of tax-free securities. With Treasury yields so close to municipal yields, it did not make as much sense for issuers to prerefund existing bonds. In prerefunding, the issuer floats a second bond at a lower interest rate to pay off an older bond at its first call date. Proceeds from the new bond are invested in U.S. Treasury securities but only if Treasury rates are economic for this escrow. The tighter supply of municipals was further exacerbated by low new issuance in January. Typically the new year is a busy period during which issuers bring a flurry of new offerings to market. However, as interest rates rose slightly, many issuers postponed new offerings. The delay resulted in a 25% reduction in new issuance for the month compared with levels of a year earlier. The reduced supply has been a positive dynamic for the municipal bond market.

* YIELD CURVE STEEPENING BENEFITS FUND

A steeper yield curve reflects market expectations that future rates will fall and bond prices will rise. The municipal yield curve steepened early in the period, flattened during the bond market rally, and resumed its steeper slope in January. Your fund's focus on bonds with 10- to 20-year maturities -- nearly two thirds of total assets -- benefited from the steepening. Given the outperformance of this sector, we anticipate selling selected bonds with maturities of 10 years and buying combinations of bonds with short and long maturities. The net result will be a new configuration of bonds but should have little or no impact on the fund's current duration. Duration is a measure of the portfolio's sensitivity to interest-rate changes; a longer duration may offer greater appreciation potential when interest rates are declining.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Utilities              21.8%

Transportation         16.5%

Health care            14.8%

Water and sewer         9.2%

Education               7.2%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


Over the course of the period, duration edged up from 6.7 years to 7.1 years. At this level it is still more conservative than that of many of its competitors and underscores our preference for limiting market risk. While we expect that the fund's duration will remain short of that of its benchmark, we are in the process of extending it slightly as the market corrects to allow the fund to take greater advantage of market rallies.

* FUND SEEKS LOWEST-RISK BONDS

Your fund also reduces risk by investing only in Aaa/AAA-rated and insured bonds. Because insurance assures the timely payment of principal and interest if the issuer of the debt is unable to meet its obligations, insured bonds are granted the highest possible rating by rating agencies, such as Standard & Poor's and Moody's. Higher-quality bonds are more stable in volatile markets.

Bond insurance becomes particularly advantageous when we are purchasing bonds whose performance is linked to a specific industry or company, especially if the industry or company is experiencing uncertainty because of short-term economic pressures or deregulation. While investors generally view deregulation positively, municipal utilities are being forced to become more cost competitive. The process will ultimately change the industry as we know it and create new winners and losers. With such concerns in the utility sector, insurance improves the attractiveness of issues like Georgia Municipal Electric Authority and Washington State Public Power.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Hernando County, Florida Criminal Justice Revenue
7.65% 7/1/16

Utah Intermountain Power Agency Revenue
6.15% 7/1/14

Fredericksburg, Virginia Ind. Dev. Authority Hospital Revenue
8.35% 8/15/23

Massachusetts State Tufts University Revenue Bonds
4.75% 2/15/28

New York State Energy Niagra Mohawk Revenue
7.20% 7/1/29

Massachusetts Turnpike Authority Revenue
5.00% 1/1/37

California General Obligation
5.50% 4/1/12

Nebraska Inv. Fin. Authority Housing Revenue
11.47% 3/15/22

Houston, Texas Water and Sewer Revenue
6.38% 12/1/17

District of Columbia General Obligation
6.00% 6/1/11

Footnote reads:
These holdings represent 19.7% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


Similarly the health-care industry is undergoing great change. Within the sector as a whole, we have seen some widening of credit spreads between higher- and lower-yielding bonds as a result of the Philadelphia Healthcare System bankruptcy. On a more positive note, the bonds issued by Indiana's Parkview Hospital exemplify an insured holding that is profitable and dominates the market it serves. While these holdings, as well as others discussed in this report, were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* ANTICIPATING VALUE IN LONGER MATURITIES

While the financial markets will always be susceptible to flight-to-safety rallies, we may begin to re-position the fund slightly in line with our expectations of a more positive market. The Federal Reserve Board's three successive interest-rate cuts last fall brought down interest rates on short-term securities faster than on longer-term securities. As a result, long-term securities offer better value today. A shift to longer maturities should enable the fund to participate more fully in market rallies and capture higher yields, offering shareholders a more attractive level of income.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. Shares of the fund are not insured and their price will fluctuate with market conditions.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax-Free Insured Fund is designed for investors seeking high current income free from federal income tax through investments primarily in insured and Aaa-rated tax-exempt securities.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A           Class B           Class M
(inception date)               (9/20/93)         (9/9/85)          (6/1/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     4.15%   -0.81%    4.25%   -0.75%    3.99%    0.60%
------------------------------------------------------------------------------
1 year                       5.35     0.34     5.57     0.58     4.97     1.59
------------------------------------------------------------------------------
5 years                     30.26    24.06    28.27    26.30    27.51    23.37
Annual average               5.43     4.41     5.11     4.78     4.98     4.29
------------------------------------------------------------------------------
10 years                    98.96    89.47    95.55    95.55    94.37    88.07
Annual average               7.12     6.60     6.94     6.94     6.87     6.52
------------------------------------------------------------------------------
Life of fund               181.97   168.49   177.14   177.14   175.45   166.53
Annual average               8.05     7.65     7.91     7.91     7.86     7.60
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                  Lehman Bros.
                                 Municipal Bond       Consumer
                                     Index           Price Index
------------------------------------------------------------------------------
6 months                              4.67%             0.86%
------------------------------------------------------------------------------
1 year                                6.65              1.86
------------------------------------------------------------------------------
5 years                              35.37             12.59
Annual average                        6.24              2.40
------------------------------------------------------------------------------
10 years                            118.46             35.92
Annual average                        8.13              3.12
------------------------------------------------------------------------------
Life of fund                        218.31             52.41
Annual average                        9.01              3.19
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10- periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class A and class M shares for periods prior to their inception are derived from the historical performance of class B shares, adjusted in the case of public offering price to reflect the initial sales charge currently applicable to each class, but have not been adjusted to reflect differences in expenses, which are lower for class A and M shares than for class B shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             6             6            6
------------------------------------------------------------------------------
Income                         $0.358840     $0.375396    $0.335425
------------------------------------------------------------------------------
Capital gains1
------------------------------------------------------------------------------
Long-term                       0.096500      0.096500     0.096500
------------------------------------------------------------------------------
Short-term                      0.025100      0.025100     0.025100
------------------------------------------------------------------------------
  Total                        $0.480440     $0.496996    $0.457025
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                    $15.40   $16.17   $15.42   $15.39   $15.91
------------------------------------------------------------------------------
1/31/99                     15.55    16.33    15.57    15.54    16.06
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2       4.53%    4.31%    4.72%    4.22%    4.09%
------------------------------------------------------------------------------
Taxable equivalent3          7.50     7.14     7.81     6.99     6.77
------------------------------------------------------------------------------
Current 30-day SEC yield4    3.80     3.62     4.00     3.51     3.39
------------------------------------------------------------------------------
Taxable equivalent3          6.29     5.99     6.62     5.81     5.61
------------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (9/20/93)         (9/9/85)          (6/1/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     3.03%   -1.86%    3.14%   -1.85%    2.81%   -0.54%
------------------------------------------------------------------------------
1 year                       4.89    -0.07     5.18     0.21     4.58     1.19
------------------------------------------------------------------------------
5 years                     30.10    23.92    28.00    26.04    27.28    23.11
Annual average               5.40     4.38     5.06     4.74     4.94     4.25
------------------------------------------------------------------------------
10 years                    99.24    89.79    95.81    95.81    94.71    88.35
Annual average               7.14     6.62     6.95     6.95     6.89     6.54
------------------------------------------------------------------------------
Life of fund               178.36   165.05   173.54   173.54   171.99   163.18
Annual average               8.00     7.60     7.85     7.85     7.81     7.54
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of performance calculation.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
January 31, 1999 (Unaudited)

Key to Abbreviations
AMBAC                     -- AMBAC Indemnity Corporation
COP                       -- Certificate of Participation
FGIC                      -- Financial Guaranty Insurance Company
FRB                       -- Floating Rate Bonds
FSA                       -- Financial Security Assurance
GNMA Coll.                -- Government National Mortgage Association Collateralized
G.O. Bonds                -- General Obligation Bonds
IFB                       -- Inverse Floating Rate Bonds
IF COP                    -- Inverse Floating Rate Certificate of Participation
MBIA                      -- Municipal Bond Investors Assurance Corporation
VRDN                      -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)         VALUE
Alabama (0.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    3,000,000  Alabama A&M U. Rev. Bonds, MBIA, 6 1/2s,
                       11/1/25                                                                  Aaa         $    3,525,000

Alaska (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          6,000,000  AK Hsg. Fin. Corp. Rev. Bonds, Ser. A, MBIA, 5.9s,
                       12/1/19                                                                  Aaa              6,330,000

Arizona (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                     AZ State Muni. Fin. Program COP
          1,000,000    Ser 31, MBIA, 7 1/4s, 8/1/09                                             Aaa              1,263,750
          5,700,000    Ser 34, MBIA, 7 1/4s, 8/1/09                                             Aaa              7,203,375
          4,540,000    Glendale, Indl. Dev. Auth. Rev. Bonds
                       (Midwestern U.), Ser. A, MBIA, 5 3/8s, 5/15/28                           AAA              4,698,900
                                                                                                            --------------
                                                                                                                13,166,025

California (11.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.),
                       Ser. Q, MBIA, 5.85s, 8/1/16                                              AAA              4,240,000
          9,500,000  CA State G.O. Bonds, MBIA, 5 1/2s, 4/1/12                                  AAA             10,735,000
          3,000,000  CA Statewide Cmnty. Dev. Auth. Step-up
                       Recovery Floater COP (Motion Picture &
                       TV Fund), AMBAC, stepped-coupon 5.68s,
                       (5.35s, 1/25/04), 1/1/24 (STP)                                           AAA              3,108,750
          2,000,000  East Bay, Muni. Util. Dist. Wtr. Syst. Rev. Bonds,
                       MBIA, 4 3/4s, 6/1/34                                                     AAA              1,917,500
                     Los Angeles Cnty. Trans. Comm. Sales Tax Rev. Bonds
          2,500,000    Ser. A, FGIC, 6 3/4s, 7/1/20                                             AAA              2,743,750
          4,000,000    (Proposition C), Ser. A, MBIA, 6 3/4s, 7/1/19                            AAA              4,485,000
          3,455,000    (Proposition C), Ser. A, MBIA, 6 1/2s, 7/1/20                            Aaa              3,848,006
          3,000,000    Ser. B, AMBAC, 6 1/2s, 7/1/13                                            Aaa              3,251,250
          5,000,000  Los Angeles Cnty., Pub. Wks. Fin. Auth. Lease Rev.
                       Bonds, Ser. A, MBIA, 5.2s, 9/1/09                                        Aaa              5,450,000
          5,000,000  Sacramento Muni. Util. Dist. Elec. Rev. Bonds, Ser. Y,
                       MBIA, 6 3/4s, 9/1/19                                                     Aaa              5,512,500
          2,000,000  San Diego Cnty., Wtr. Auth. IF COP, FGIC, 8.191s,
                       4/23/08                                                                  Aaa              2,525,000
          5,000,000  San Diego, Regl. Bldg. Auth. Lease COP, MBIA,
                       6.9s, 5/1/23                                                             Aaa              5,300,000
          1,200,000  San Jacinto, U. School Dist. IF COP, FSA, 2.4s,
                       9/1/27                                                                   VMIGI            1,200,000
          3,680,000  Santa Ana, Fin. Auth. Lease Rev. Bonds
                       (Police Admin. & Bldg. Fac.), Ser. A, MBIA,
                       6 1/4s, 7/1/17                                                           Aaa              4,397,600
          1,400,000  Santa Clara Cnty., Hsg. Auth. VRDN
                       (Foxchase Apt.), FGIC, 2.4s, 11/1/07                                     VMIGI            1,400,000
          2,500,000  Southern CA Pub. Pwr. Auth. Rev. Bonds IFB,
                       FGIC, 6.72s, 7/1/12                                                      Aaa              2,793,750
          6,300,000  U. of CA Rev. Bonds (Multi-Purpose), Ser. A,
                       MBIA, 6 7/8s, 9/1/16                                                     Aaa              7,119,000
          2,000,000  Westminster, COP (Civic Ctr.), Ser. B.,
                       AMBAC, FRB 2.8s, 6/1/24                                                  AAA              2,000,000
                                                                                                            --------------
                                                                                                                72,027,106

Colorado (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          4,224,000  CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider
                       Pooled Loan Program), Ser. A, FSA, 7 1/4s,
                       7/15/17                                                                  Aaa              4,583,040
                     Denver, City & Cnty. Arpt. Rev. Bonds, Ser. C, MBIA
          1,180,000    6 3/4s, 11/15/22                                                         Aaa              1,302,425
            320,000    Prerefunded, 6 3/4s, 11/15/22                                            Aaa                359,200
          1,765,000    6 3/4s, 11/15/13                                                         Aaa              1,965,769
            235,000    Prerefunded, 6 3/4s, 11/15/13                                            Aaa                263,788
          6,000,000  Jefferson Cnty., School Dist. G.O. Bonds, MBIA,
                       6 1/2s, 12/15/10                                                         Aaa              7,305,000
                                                                                                            --------------
                                                                                                                15,779,222

Delaware (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  DE State Econ. Dev. Auth. Poll. Control Rev. Bonds
                       (Delmarva Pwr.), Ser. B, FGIC, 7.15s, 7/1/18                             Aaa              5,456,250

District of Columbia (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          9,000,000  DC Convention Ctr. Auth. Rev. Bonds, AMBAC,
                       4 3/4s, 10/1/28                                                          AAA              8,550,000
                     District of Columbia, G.O. Bonds, Ser. B, MBIA
          8,440,000    6s, 6/1/11                                                               Aaa              9,695,450
            435,000    Prerefunded, 6s, 6/1/11                                                  Aaa                504,056
          4,100,000    5 3/4s, 6/1/09                                                           AAA              4,592,000
                                                                                                            --------------
                                                                                                                23,341,506

Florida (6.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,685,000  FL Hsg. Fin. Agcy. Home Ownership Rev. Bonds,
                       Ser. 1987 G2, Class B, GNMA Coll., 8.595s,
                       11/1/18                                                                  AAA              3,141,450
         13,675,000  Hernando Cnty. Rev. Bonds (Criminal Justice
                       Complex Fin.), FGIC, 7.65s, 7/1/16 (acquired
                       on various dates between 2/8/89 and 5/10/90
                       cost $13,876,769) (RES)                                                  Aaa             18,495,438
          5,500,000  Orange Cnty., Hlth. Fac. Auth. IFB, Ser. 91-C,
                       MBIA, 9.364s, 10/29/21                                                   Aaa              6,593,125
          5,000,000  Orlando & Orange Cnty., Expressway Auth. Rev.
                       Bonds (Expwy. Rev.), FGIC, 8 1/4s, 7/1/14                                Aaa              7,068,750
          4,000,000  Sumter Cnty., School Dist. Rev. Bonds
                       (Multi Dist. Loan Program), FSA, 7.15s, 11/1/15                          Aaa              5,235,000
                                                                                                            --------------
                                                                                                                40,533,763

Georgia (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                     GA Muni. Elec. Auth. Pwr. Rev. Bonds
          4,495,000    Ser. V, MBIA, 6 1/2s, 1/1/12                                             Aaa              5,444,569
            635,000    Prerefunded, Ser. V, MBIA, 6 1/2s, 1/1/12                                AAA                768,350
          5,500,000    Ser. Y, AMBAC, 6.4s, 1/1/13                                              Aaa              6,593,125
          7,500,000    Ser. B, AMBAC, 6 1/4s, 1/1/12                                            Aaa              8,906,250
          5,700,000    Ser. A, FSA, 5 1/2s, 1/1/12                                              Aaa              6,348,375
                                                                                                            --------------
                                                                                                                28,060,669

Illinois (2.8%)
--------------------------------------------------------------------------------------------------------------------------
         10,000,000  Chicago Board of Ed. G.O. Bonds, Class B, FGIC,
                       zero %, 12/1/09                                                          Aaa              6,250,000
          2,600,000  Chicago, Central Pub. Library Rev. Bonds, Ser. B,
                       AMBAC, 6.85s, 1/1/17                                                     Aaa              2,902,250
          1,915,000  Chicago Res. Recvy. Mtge. Rev. Bonds, Ser. B,
                       MBIA, zero %, 10/1/09                                                    Aaa                914,413
          5,000,000  Regional Trans. Auth. Rev. Bonds, Ser. A, AMBAC,
                       8s, 6/1/17                                                               AAA              6,881,250
                                                                                                            --------------
                                                                                                                16,947,913

Indiana (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          6,250,000  Fort Wayne, Hosp. Auth. Rev. Bonds
                       (Parkview Hlth. Syst., Inc.), MBIA, 4 3/4s,
                       11/15/28                                                                 Aaa              5,859,375
          7,500,000  IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds
                       (Columbus Regl. Hosp.), FSA, 7s, 8/15/15                                 Aaa              9,421,875
                                                                                                            --------------
                                                                                                                15,281,250

Louisiana (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,214,804  East Baton Rouge, Mtge. Fin. Auth. Single Fam.
                       Mtge. Rev. Bonds (Mortgage-Backed Securities
                       Program), Ser. B, GNMA Coll., 8 1/4s, 2/25/11                            AAA              1,305,914

Massachusetts (4.6%)
--------------------------------------------------------------------------------------------------------------------------
         11,000,000  MA State Tpk. Auth. Rev. Bonds, Ser. A, MBIA,
                       5s, 1/1/37                                                               Aaa             10,821,250
         12,105,000  MA State Indl. Fin. Agcy. Rev. Bonds (Tufts U.),
                       Ser. H, MBIA, 4 3/4s, 2/15/28                                            AAA             11,681,325
          6,000,000  MA State Wtr. Resources Auth. Rev. Bonds,
                       Ser. A, FSA, 4 3/4s, 8/1/37                                              Aaa              5,715,000
                                                                                                            --------------
                                                                                                                28,217,575

Michigan (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Grand Traverse Cnty., Hosp. Rev. Bonds
                       (Munson Healthcare), Ser. A, AMBAC,
                       5s, 7/1/28                                                               Aaa              3,915,000
          5,000,000  MI State Strategic Fund Ltd. Rev. Bonds
                       (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                        Aaa              5,106,250
                     MI State Strategic Fund Ltd. Oblig. Rev. Bonds
          4,000,000    AMBAC, 7s, 5/1/21                                                        Aaa              5,145,000
          2,750,000    Ser. AA, FGIC, 6.95s, 5/1/11                                             Aaa              3,437,500
          7,000,000  Wayne Charter Cnty., Arpt. Rev. Bonds
                       (Detroit Met. Wayne Cnty), Ser. A, MBIA,
                       5s, 12/1/28                                                              AAA              6,833,750
                                                                                                            --------------
                                                                                                                24,437,500

Missouri (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev.
                       Bonds (Heartland Hlth. Sys. Project), AMBAC,
                       6.35s, 11/15/17                                                          Aaa              2,725,000
          5,000,000  Sikeston Elec. Rev. Bonds, MBIA, 6s, 6/1/14                                Aaa              5,812,500
                                                                                                            --------------
                                                                                                                 8,537,500

Nebraska (3.0%)
--------------------------------------------------------------------------------------------------------------------------
                     NE Investment Fin. Auth. Single Fam. Mtge. IFB
          3,400,000    Ser. 2, GNMA Coll., 11.895s, 9/10/30                                     Aaa              3,761,250
          9,700,000    Ser. B, GNMA Coll., 11.47s, 3/15/22                                      Aaa             10,560,875
          3,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA, 9.487s,
                       11/15/16                                                                 Aaa              3,585,000
                                                                                                            --------------
                                                                                                                17,907,125

Nevada (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Clark Cnty., Passenger Fac. Rev. Bonds
                       (Las Vegas McCarran Intl.), MBIA, 4 3/4s, 7/1/22                         AAA              4,787,500
          5,800,000  Clark Cnty., School Dist. G.O. Bonds, Ser. A, MBIA,
                       7s, 6/1/10 (SEG)                                                         AAA              7,242,750
          7,350,000  Nevada State G.O. Bonds, MBIA, 4 3/4s, 5/15/26                             AAA              7,010,063
                                                                                                            --------------
                                                                                                                19,040,313
New Hampshire (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                     NH Higher Ed.& Hlth. Fac. Auth. VRDN
                       (VHA New England Inc.)
          1,900,000    Ser. B, AMBAC, 3.05s, 12/1/25                                            Aaa              1,900,000
          1,400,000    Ser. D, AMBAC, 3.05s, 12/1/25                                            Aaa              1,400,000
          2,500,000  NH State Tpk. Sys. IFB, FGIC, 10.245s, 11/1/17                             AAA              3,425,000
                                                                                                            --------------
                                                                                                                 6,725,000

New Jersey (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Middlesex Cnty., Utils. Auth. Swr. IFB, Ser. A, MBIA,
                       6 1/4s, 8/15/10                                                          Aaa              3,577,500
          2,480,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                       (St. Barnabas Hlth.), Ser. B, MBIA, 5 1/4s, 7/1/12                       Aaa              2,669,100
          5,020,000  NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                       6 1/2s, 1/1/16                                                           Aaa              6,099,300
          6,000,000  NJ State Trans. Fund Auth. Rev. Bonds, Ser. A,
                       AMBAC, 5 1/4s, 6/15/09                                                   Aaa              6,487,500
                                                                                                            --------------
                                                                                                                18,833,400

New Mexico (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  NM Mtge. Fin. Auth. Single Fam. Mtge. Rev. Bonds,
                       Ser. C, FGIC, 8 1/2s, 7/1/07                                             Aaa                507,500

New York (13.8%)
--------------------------------------------------------------------------------------------------------------------------
          4,670,000  Long Island Pwr. Auth. FRB, Ser. 66, MBIA,
                       6.92s, 4/1/10 (acquired 11/3/98,
                       cost $5,270,660) (RES)                                                   AAA              5,475,575
                     Metropolitan Trans. Auth. Commuter Fac. Rev. Bonds
          7,425,000    Ser. A, MBIA, 5.7s, 7/1/17                                               Aaa              8,037,563
          4,500,000    MBIA, 5.7s, 7/1/17                                                       Aaa              4,871,250
          7,000,000    Ser. B, FGIC, 4 3/4s, 7/1/26                                             AAA              6,763,750
         15,000,000  NY City, G.O. Bonds, MBIA, zero %, 8/1/09                                  Aaa              9,618,750
                     NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
          7,265,000    Ser. B, FGIC, 7 1/2s, 6/15/11                                            Aaa              9,517,150
          2,735,000    Prerefunded, Ser. B, FGIC, 7 1/2s, 6/15/11                               Aaa              3,541,825
          5,000,000    Ser. C, MBIA, 5 1/2s, 6/15/17                                            Aaa              5,275,000
          8,000,000    Ser. D, MBIA, 4 3/4s, 6/15/25                                            Aaa              7,730,000
          3,000,000  NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A,
                       FGIC, 5 1/4s, 11/15/13                                                   AAA              3,213,750
          5,000,000  NY State Dorm. Auth. Rev. Bonds
                       (State U. Edl. Facs.), Ser. A, MBIA, 4 3/4s, 5/15/25                     AAA              4,831,250
          3,000,000  NY State Energy Res. & Dev. Auth. IFB, MBIA,
                       7.539s, 7/8/26                                                           Aaa              3,255,000
          9,750,000  NY State Energy Res. & Dev. Auth. Poll. Control
                       Rev. Bonds (Niagra Mohawk Pwr. Corp.),
                       Ser. A, FGIC, 7.2s, 7/1/29                                               AAA             11,322,187
                                                                                                            --------------
                                                                                                                83,453,050

North Carolina (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
                       (No. 1, Catawba Elec.), MBIA, 5.6s, 1/1/20                               Aaa              4,290,000

Ohio (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
          3,695,000    Ser. C, GNMA Coll., 8 1/8s, 3/1/20                                       AAA              3,810,173
          2,010,000    Ser. 85-A, FGIC, zero %, 1/15/15                                         Aaa                419,588
                                                                                                            --------------
                                                                                                                 4,229,761

Pennsylvania (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Keystone Oaks, School Dist IFB, AMBAC,
                       8.95s, 9/1/16                                                            Aaa              2,377,500
          2,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.
                       Hosp. Rev. Bonds (Sacred Heart Hosp.
                       Norristown), Ser. A, MBIA, 6.8s, 2/1/13                                  Aaa              2,019,500
          3,000,000  Philadelphia, Regl. Port Auth. Lease IFB
                       (Kidder Peabody), MBIA, 8.15s, 9/1/13                                    Aaa              3,633,750
          2,000,000  Schuylkill Cnty., Redev. Auth. Lease Rev. Bonds,
                       Ser. A, FGIC, 7 1/8s, 6/1/13                                             Aaa              2,182,500
                                                                                                            --------------
                                                                                                                10,213,250

Puerto Rico (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,100,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. EE, MBIA,
                       5s, 7/1/09                                                               AAA              5,533,500

South Carolina (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                     Piedmont, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, MBIA
          1,500,000    5 1/2s, 1/1/13                                                           AAA              1,653,750
          1,100,000    5 1/4s, 1/1/12                                                           AAA              1,190,750
          3,500,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. IFB
                       (St. Francis Hosp.-Franciscan Sisters),
                       AMBAC, 7.02s, 8/1/15                                                     Aaa              3,775,625
                                                                                                            --------------
                                                                                                                 6,620,125

Tennessee (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,895,000  Johnson, Hlth. & Edl. Rev. Bonds (Johnson City
                       Med. Ctr.), MBIA, 5 1/2s, 7/1/12                                         AAA              7,593,119
          4,840,000  Knox Cnty., Hlth., Ed. & Hsg. Fac. Rev. Bonds
                       (Fort Sanders Alliance), MBIA, 5 3/4s, 1/1/14                            Aaa              5,396,600
                                                                                                            --------------
                                                                                                                12,989,719

Texas (9.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,680,000  Austin, Arpt. Syst. Rev. Bonds, Ser. A, MBIA, 6.1s,
                       11/15/11                                                                 Aaa              6,304,800
          5,000,000  Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds,
                       MBIA, 5 1/4s, 11/15/31                                                   AAA              5,075,000
          3,490,000  Brownsville, Util. Syst. Rev. Bonds, AMBAC,
                       6 1/4s, 9/1/11                                                           Aaa              4,144,375
             82,000  Dallas Cnty. Hsg. Fin. Corp. Single Fam. Mtge.
                       Rev. Bonds, MBIA, 10s, 10/1/07                                           Aaa                 83,079
          5,000,000  Harris Cnty., Hosp. Dist. Mtge. Rev. Bonds,
                       AMBAC, 7.4s, 2/15/10                                                     Aaa              6,206,250
                     Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. C, AMBAC
          9,400,000    6 3/8s, 12/1/17                                                          Aaa             10,140,250
            600,000    Prerefunded, 6 3/8s, 12/1/17                                             Aaa                658,500
          5,965,000  Hurst Euless Bedford Indpt. School Dist. G.O.
                       Bonds, Permanent School Funding Gtd., 4.9s,
                       8/15/20                                                                  AAA              5,935,175
          3,500,000  Katy, Independent School Dist. VRDN, Ser. A,
                       Permanent School Funding Gtd., 2.9s, 2/15/20                             A-1+             3,500,000
          7,000,000  Lockhart, Correctional Fac. Fin. Corp. Rev. Bonds,
                       MBIA, 6 5/8s, 4/1/12                                                     Aaa              7,463,747
          5,000,000  Rio Grande Valley Hlth Fac. Dev. Corp. Rev. Bonds,
                       MBIA, 6.4s, 8/1/12                                                       Aaa              5,437,500
                                                                                                            --------------
                                                                                                                54,948,676

Utah (2.3%)
--------------------------------------------------------------------------------------------------------------------------
         12,400,000  Utah Pwr. Supply Rev. Bonds
                       (Intermountain Pwr. Agcy.), Ser. A, MBIA,
                       6.15s, 7/1/14                                                            Aaa             14,089,500

Virginia (2.0%)
--------------------------------------------------------------------------------------------------------------------------
         10,000,000  Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB,
                       FGIC, 8.354s, 8/15/23                                                    Aaa             11,937,500

Washington (4.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Chelan Cnty., Pub. Util. Dist. No. 1 Rev. Bonds,
                       Ser. A, MBIA, zero %, 6/1/29                                             Aaa                420,000
          2,000,000  Tacoma, Elec. Syst. IFB, AMBAC, 8.942s, 1/2/15                             AAA              2,307,500
                     WA State Pub. Pwr. Supply Syst. Rev. Bonds
          3,400,000    (Nuclear No. 2), Ser. C, FGIC, 7 3/8s, 7/1/11                            AAA              3,714,500
          6,000,000    (Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16                            Aaa              7,650,000
          5,000,000    (Nuclear No. 1), Ser. A, MBIA, 5 3/4s, 7/1/10                            Aaa              5,543,750
          5,000,000    (Nuclear No. 1), Ser. A, AMBAC, 5.7s, 7/1/09                             Aaa              5,556,250
                                                                                                            --------------
                                                                                                                25,192,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $545,140,498) (b)                                              $  599,457,612
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $606,555,021.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      January 31, 1999, for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.


  (b) The aggregate identified cost on a tax basis is $545,161,592, resulting in gross unrealized appreciation and depreciation of $54,627,114 and $331,094, respectively, or net unrealized appreciation of $54,296,020.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 1999 was $23,971,013 or 4.0% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 1999.

      The rates shown on FRB are the current interest rates shown at January 31, 1999, which are subject to change based on the terms of the security.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at January 31, 1999.

      The fund had the following industry group concentrations greater than 10% at January 31, 1999 (as a percentage of net assets):

              Utilities          21.8%

              Transportation     16.5

              Health care        14.9

      The fund had the following insurance concentrations greater than 10% at January 31, 1999 (as a percentage of net assets):

              MBIA               54.3%

              FGIC               17.6

              AMBAC              16.3

-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1999 (Unaudited)
                            Total    Aggregate Face   Expiration  Unrealized
                            Value        Value          Date     Depreciation
-------------------------------------------------------------------------------
Municipal Bond Index
(Short)                 $39,546,000   $38,576,908      Mar-99     $(969,092)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $545,140,498) (Note 1)                                            $599,457,612
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,738,391
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        5,981,131
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,293,151
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,161,754
-----------------------------------------------------------------------------------------------
Total assets                                                                        614,632,039

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      5,000,000
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             78,000
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   996,027
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,521,475
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            297,819
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               61,215
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13,361
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,324
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   42,241
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   64,556
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     8,077,018
-----------------------------------------------------------------------------------------------
Net assets                                                                         $606,555,021

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $561,146,879
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (979,287)
-----------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                             (6,960,593)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           53,348,022
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $606,555,021

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($245,442,427 divided by 15,788,612 shares)                                              $15.55
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $15.55)*                                  $16.33
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($358,647,662 divided by 23,035,665 shares)+                                             $15.57
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,464,932 divided by 158,663 shares)                                                   $15.54
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $15.54)**                                 $16.06
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more an on group sales the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Tax exempt interest income:                                                         $15,523,720
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,736,617
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          353,464
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,170
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,285
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   239,250
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     5,632
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  26,613
-----------------------------------------------------------------------------------------------
Registration Fees                                                                         6,545
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,785
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,958
-----------------------------------------------------------------------------------------------
Postage                                                                                  15,157
-----------------------------------------------------------------------------------------------
Other                                                                                    25,628
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,445,104
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (63,020)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,382,084
-----------------------------------------------------------------------------------------------
Net investment income                                                                13,141,636
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      1,462,669
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (2,080,049)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period             11,432,150
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              10,814,770
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $23,956,406
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 13,141,636    $ 27,565,470
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (617,380)      1,833,865
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                            11,432,150      (3,409,371)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 23,956,406      25,989,964
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,426,586)    (10,576,810)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (8,330,199)    (16,563,021)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (47,826)        (69,217)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (1,869,573)       (969,004)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,780,386)     (1,476,320)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (18,696)         (6,563)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    32,667,963      12,564,138
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         38,151,103       8,893,167

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 568,403,918     559,510,751
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $979,287 and
$316,312, respectively)                                                            $606,555,021    $568,403,918
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                        January 31                                                                        Sept. 20, 1993+
operating performance            (Unaudited)                            Year ended July 31                           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.40           $15.50           $14.94           $14.86           $14.67           $15.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .34(c)           .74(c)           .79              .81              .83              .73
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .29             (.04)             .67              .08              .19            (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .63              .70             1.46              .89             1.02             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.36)            (.73)            (.80)            (.81)            (.82)            (.72)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.12)            (.07)            (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.01)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.48)            (.80)            (.90)            (.81)            (.83)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.55           $15.40           $15.50           $14.94           $14.86           $14.67
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              4.15*            4.63            10.09             6.06             7.21            (2.49)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $245,442         $230,283         $219,265         $196,948         $184,241         $143,079
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .47*             .94              .92              .90              .89              .80*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.17*            4.80             5.22             5.37             5.68             4.73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             11.90            40.38            36.13            54.58            37.62            47.72
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.42           $15.52           $14.96           $14.87           $14.68           $15.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .35(c)           .77(c)           .74              .71              .73              .74
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .30             (.04)             .68              .09              .20             (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .65              .73             1.42              .80              .93              .01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.38)            (.76)            (.76)            (.71)            (.73)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.12)            (.07)            (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.01)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.50)            (.83)            (.86)            (.71)            (.74)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.57           $15.42           $15.52           $14.96           $14.87           $14.68
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              4.25*            4.83             9.76             5.44             6.53               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $358,648         $336,286         $339,354         $354,431         $377,443         $432,895
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .37*             .74             1.22             1.58             1.54             1.53
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.27*            5.00             4.93             4.72             5.05             4.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             11.90            40.38            36.13            54.58            37.62            47.72
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                         January 31                                                        June 1, 1995+
operating performance                             (Unaudited)                   Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.39           $15.50           $14.94           $14.86           $15.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .32(c)           .69(c)           .74              .76              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .29             (.04)             .67              .08             (.25)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .61              .65             1.41              .84             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.34)            (.69)            (.75)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.12)            (.07)            (.10)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.46)            (.76)            (.85)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.54           $15.39           $15.50           $14.94           $14.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               3.99*            4.24             9.76             5.74            (0.87)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $2,465           $1,835             $892             $325              $17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .62*            1.24             1.22             1.19              .14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.02*            4.50             4.87             4.99              .73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              11.90            40.38            36.13            54.58            37.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax-Free Insured Fund (the "fund") is a series of Putnam Tax-Free Income Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing in tax exempt securities that are covered by insurance guaranteeing the timely payment of principal and interest, are rated AAA or Aaa, or are backed by the U.S. government.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management Inc., ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $63,020 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $520 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.60% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively. Effective May 16, 1997, the Trustees agreed to temporarily suspend the payment of the class B Plan.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $16,823 and $1,264 from the sale of class A and class M shares, respectively and $124,658 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $79,153,201 and $68,870,454, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,760,647       $ 27,300,116
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      285,131          4,422,182
-----------------------------------------------------------------------------
                                                 2,045,778         31,722,298

Shares
repurchased                                     (1,208,597)       (18,806,276)
-----------------------------------------------------------------------------
Net increase                                       837,181       $ 12,916,022
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,565,662        $54,957,758
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      422,298          6,519,264
-----------------------------------------------------------------------------
                                                 3,987,960         61,477,022

Shares
repurchased                                     (3,182,810)       (48,957,254)
-----------------------------------------------------------------------------
Net increase                                       805,150        $12,519,768
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,052,586       $ 47,479,905
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      462,010          7,175,288
-----------------------------------------------------------------------------
                                                 3,514,596         54,655,193

Shares
repurchased                                     (2,284,949)       (35,518,508)
-----------------------------------------------------------------------------
Net increase                                     1,229,647       $ 19,136,685
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,236,109        $65,348,127
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      710,130         10,974,575
-----------------------------------------------------------------------------
                                                 4,946,239         76,322,702

Shares
repurchased                                     (5,006,852)       (77,226,385)
-----------------------------------------------------------------------------
Net decrease                                       (60,613)       $  (903,683)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         49,202          $ 765,450
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        2,443             37,881
-----------------------------------------------------------------------------
                                                    51,645            803,331

Shares
repurchased                                        (12,160)          (188,075)
-----------------------------------------------------------------------------
Net increase                                        39,485          $ 615,256
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        102,035         $1,568,065
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,074             62,868
-----------------------------------------------------------------------------
                                                   106,109          1,630,933

Shares
repurchased                                        (44,505)          (682,880)
-----------------------------------------------------------------------------
Net increase                                        61,604         $  948,053
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerome J. Jacobs
Vice President

Richard P. Wyke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Tax-Free Insured Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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PUTNAM
INVESTMENTS
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SA043-49949 035/438/629 3/99